ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

	September 30, 2023	December 31, 2022
Accrued research and development	$500,197	$1,332,713
Share subscription facility commitment fees	-	400,000
Professional fees	164,100	421,530
Other accrued liabilities	96,161	72,251
Total accrued expenses and other liabilities	$760,458	$2,226,494

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2022	2021
Accrued research and development	$1,332,713	$388,997
Share subscription facility commitment fees	400,000	800,000
Professional fees	421,530	138,086
Other accrued liabilities	72,251	67,939
Accrued scientific advisory board fees	-	60,032
Consultant fees	-	1,342,479
Bonus Accrual	-	610,000
Total accrued expenses and other liabilities	$2,226,494	$3,407,533

SCHEDULE OF OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	December 31,
	2022	2021
Share subscription facility commitment fees	$-	$349,202
Liability classified warrants	310,346	3,303,588
Total other long-term liabilities	$310,346	$3,652,790